SHORT-TERM DEBT AND LONG-TERM DEBT - Principal and Interest (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
SHORT-TERM DEBT AND LONG-TERM DEBT
Principal amount of loans and Financing	R$ 10,952,983	R$ 14,413,188
Interest accrued of loans and Financing	156,803	199,746
Total Loans and Financing	R$ 11,109,786	R$ 14,612,934